11. CONSOLIDATED QUARTERLY FINANCIAL DATA UNAUDITED (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Consolidated Quarterly Financial Data Unaudited Tables
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,000	$ 3,000
Operating expenses	4,321,000	3,364,000	3,610,000	4,492,000	4,720,000	4,024,000	3,447,000	3,404,000	15,787,652	15,595,521	18,859,117
Other income/(expense), net	1,000	4,000	4,000	3,000	2,000	9,000	11,000	(7,052,000)	12,712	(7,030,222)	463,970
Loss before income taxes	(4,320,000)	(3,360,000)	(3,606,000)	(4,489,000)	(4,718,000)	(4,015,000)	(3,429,000)	(10,453,000)	(15,774,940)	(22,615,382)	(18,321,411)
Income tax benefit	0	1,847,000	0	0	0	0	1,753,000	0	1,846,646	1,753,208	1,068,233
Net loss	$ (4,320,000)	$ (1,513,000)	$ (3,606,000)	$ (4,489,000)	$ (4,718,000)	$ (4,015,000)	$ (1,676,000)	$ (10,453,000)	$ (13,928,294)	$ (20,862,174)	$ (17,253,178)
Basic and diluted net loss per common share	$ (0.04)	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.02)	$ (0.15)	$ (0.13)	$ (0.21)	$ (0.49)
Weighted average number of common shares outstanding used in computing basic and diluted net loss per common share	106,735,765	106,709,340	106,668,186	106,609,720	106,435,741	106,424,443	106,424,443	71,669,170	106,679,476	97,618,714	34,900,591